Performance Management - Optimum Fund Trust Classes A, C, Institutional	Mar. 31, 2026
Optimum Large Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Optimum Large Cap Growth Fund performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods.
The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund’s most recently available month-end performance by calling 800 914-0278 or by visiting our website at optimummutualfunds.com/performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Bar Chart [Heading]	Calendar year-by-year total return (Institutional Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
As of June 30, 2026, the Fund’s Institutional Class shares had a calendar year-to-date return of 6.19%. During the periods illustrated in this bar chart, the Institutional Class’s highest quarterly return was 26.94% for the quarter ended June 30, 2020, and its lowest quarterly return was -24.17% for the quarter ended June 30, 2022.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years
Institutional Class return before taxes..........................................	15.93%	10.73%	14.52%
Institutional Class return after taxes on distributions................................	12.28%	8.05%	11.97%
Institutional Class return after taxes on distributions and sale of Fund shares..............	11.59%	7.93%	11.33%
Class A return before taxes..................................................	9.03%	9.16%	13.56%
Class C return before taxes.................................................	13.92%	9.62%	13.37%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)..................	17.37%	13.59%	14.59%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)............	18.56%	15.32%	18.13%

Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Institutional Class shares of the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]
After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	optimummutualfunds.com/performance
Performance Availability Phone [Text]	800 914-0278
Optimum Large Cap Growth Fund | Institutional
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s Institutional Class shares had a calendar year-to-date return of 6.19%.
Bar Chart, Year to Date Return	6.19%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	26.94%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(24.17%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Optimum Small-Mid Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Optimum Small-Mid Cap Growth Fund performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund’s most recently available month-end performance by calling 800 914-0278 or by visiting our website at optimummutualfunds.com/performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Bar Chart [Heading]	Calendar year-by-year total return (Institutional Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
As of June 30, 2026, the Fund’s Institutional Class shares had a calendar year-to-date return of 20.90%. During the periods illustrated in this bar chart, the Institutional Class’s highest quarterly return was 36.53% for the quarter ended June 30, 2020, and its lowest quarterly return was -21.65% for the quarter ended December 31, 2018.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years
Institutional Class return before taxes..........................................	9.52%	2.89%	11.21%
Institutional Class return after taxes on distributions................................	8.86%	0.78%	8.73%
Institutional Class return after taxes on distributions and sale of Fund shares..............	6.13%	1.78%	8.51%
Class A return before taxes..................................................	2.91%	1.43%	10.27%
Class C return before taxes.................................................	7.41%	1.88%	10.10%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)..................	17.15%	13.15%	14.29%
Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes)............	10.31%	2.98%	10.55%

Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Institutional Class shares of the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]
After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	optimummutualfunds.com/performance
Performance Availability Phone [Text]	800 914-0278
Optimum Small-Mid Cap Growth Fund | Institutional
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s Institutional Class shares had a calendar year-to-date return of 20.90%.
Bar Chart, Year to Date Return	20.90%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	36.53%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(21.65%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Optimum Small-Mid Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Optimum Small-Mid Cap Value Fund performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund’s most recently available month-end performance by calling 800 914-0278 or by visiting our website at optimummutualfunds.com/performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Bar Chart [Heading]	Calendar year-by-year total return (Institutional Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
As of June 30, 2026, the Fund’s Institutional Class shares had a calendar year-to-date return of 19.47%. During the periods illustrated in this bar chart, the Institutional Class’s highest quarterly return was 26.62% for the quarter ended December 31, 2020, and its lowest quarterly return was -35.83% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years
Institutional Class return before taxes..........................................	2.47%	6.73%	6.64%
Institutional Class return after taxes on distributions................................	0.38%	4.98%	5.24%
Institutional Class return after taxes on distributions and sale of Fund shares..............	1.94%	4.93%	5.04%
Class A return before taxes..................................................	-3.56%	5.22%	5.75%
Class C return before taxes.................................................	0.58%	5.66%	5.57%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)..................	17.15%	13.15%	14.29%
Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes)..............	12.73%	10.02%	9.72%

Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Institutional Class shares of the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]
After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	optimummutualfunds.com/performance
Performance Availability Phone [Text]	800 914-0278
Optimum Small-Mid Cap Value Fund | Institutional
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s Institutional Class shares had a calendar year-to-date return of 19.47%.
Bar Chart, Year to Date Return	19.47%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	26.62%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(35.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Optimum International Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Optimum International Fund performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund’s most recently available month-end performance by calling 800 914-0278 or by visiting our website at optimummutualfunds.com/performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar year-by-year total return (Institutional Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
As of June 30, 2026, the Fund’s Institutional Class shares had a calendar year-to-date return of 15.56%. During the periods illustrated in this bar chart, the Institutional Class’s highest quarterly return was 23.13% for the quarter ended December 31, 2020, and its lowest quarterly return was -25.58% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years
Institutional Class return before taxes..........................................	25.98%	5.99%	7.64%
Institutional Class return after taxes on distributions................................	25.26%	4.93%	6.77%
Institutional Class return after taxes on distributions and sale of Fund shares..............	15.37%	4.50%	6.06%
Class A return before taxes..................................................	18.32%	4.47%	6.72%
Class C return before taxes.................................................	23.66%	4.91%	6.56%
MSCI ACWI (All Country World Index) ex USA Index (net) (reflects no deduction for fees or expenses but reflects the deduction of foreign withholding taxes on dividends)............	22.34%	11.19%	11.72%
MSCI ACWI (All Country World Index) ex USA Index (gross) (reflects no deduction for fees, expenses, or foreign withholding taxes on dividends)..............................	22.87%	11.70%	12.28%

Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Institutional Class shares of the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees or expenses but reflects the deduction of foreign withholding taxes on dividends)
Performance Table Closing [Text Block]
After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	optimummutualfunds.com/performance
Performance Availability Phone [Text]	800 914-0278
Optimum International Fund | Institutional
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s Institutional Class shares had a calendar year-to-date return of 15.56%.
Bar Chart, Year to Date Return	15.56%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	23.13%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(25.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Optimum Fixed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Optimum Fixed Income Fund performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund’s most recently available month-end performance by calling 800 914-0278 or by visiting our website at optimummutualfunds.com/performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar year-by-year total return (Institutional Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
As of June 30, 2026, the Fund’s Institutional Class shares had a calendar year-to-date return of 0.60%. During the periods illustrated in this bar chart, the Institutional Class’s highest quarterly return was 7.10% for the quarter ended December 31, 2023, and its lowest quarterly return was -6.20% for the quarter ended June 30, 2022.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years
Institutional Class return before taxes..........................................	7.63%	-0.45%	2.17%
Institutional Class return after taxes on distributions................................	6.00%	-1.75%	0.87%
Institutional Class return after taxes on distributions and sale of Fund shares..............	4.52%	-0.89%	1.11%
Class A return before taxes..................................................	2.45%	-1.61%	1.45%
Class C return before taxes.................................................	5.47%	-1.46%	1.15%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes).........	7.30%	-0.36%	2.01%

Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Institutional Class shares of the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]
After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	optimummutualfunds.com/performance
Performance Availability Phone [Text]	800 914-0278
Optimum Fixed Income Fund | Institutional
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s Institutional Class shares had a calendar year-to-date return of 0.60%.
Bar Chart, Year to Date Return	0.60%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	7.10%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(6.20%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Optimum Large Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Optimum Large Cap Value Fund performed?
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund’s most recently available month-end performance by calling 800 914-0278 or by visiting our website at optimummutualfunds.com/performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Bar Chart [Heading]	Calendar year-by-year total return (Institutional Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]
As of June 30, 2026, the Fund’s Institutional Class shares had a calendar year-to-date return of  8.57%. During the periods illustrated in this bar chart, the Institutional Class’s highest quarterly return was  13.66% for the quarter ended June 30, 2020, and its lowest quarterly return was -24.93% for the quarter ended March 31, 2020.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]

	1 year	5 years	10 years
Institutional Class return before taxes..........................................	14.67%	11.34%	10.17%
Institutional Class return after taxes on distributions................................	12.42%	9.07%	8.38%
Institutional Class return after taxes on distributions and sale of Fund shares..............	9.81%	8.63%	7.90%
Class A return before taxes..................................................	7.90%	9.75%	9.24%
Class C return before taxes.................................................	12.61%	10.22%	9.07%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)..................	17.37%	13.59%	14.59%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)..............	15.91%	11.33%	10.53%

Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Institutional Class shares of the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]
After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	optimummutualfunds.com/performance
Performance Availability Phone [Text]	800 914-0278
Optimum Large Cap Value Fund | Institutional
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s Institutional Class shares had a calendar year-to-date return of 8.57%.
Bar Chart, Year to Date Return	8.57%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	13.66%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(24.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020